Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property, plant and equipment [abstract]
Schedule of plant and equipment [Table Text Block]
Cost	Equipment	Land	Building and Leaseholds	Total
Balance, March 31, 2021	$105,530,948	$-	$-	$105,530,948
Atlantic acquisition (Note 5)	11,872,578	662,910	5,602,706	18,138,194
Disposals	(1,244,804)	-	-	(1,244,804)
Additions	190,643,420	-	11,935,014	202,578,434
Balance, March 31, 2022	$306,802,142	$662,910	$17,537,720	$325,002,772
Disposals	(12,072,618)	-	-	(12,072,618)
Additions	57,838,272	-	10,296,373	68,134,645
Impairment	(119,032,683)	-	-	(119,032,683)
Foreign exchange on translation	(4,347,913)	-	(1,307,231)	(5,655,144)
Balance, March 31, 2023	$229,187,200	$662,910	$26,526,862	$256,376,972

Accumulated depreciation and impairment	Equipment	Land	Building and Leaseholds	Total
Balance, March 31, 2021	$83,932,145	$-	$-	$83,932,145
Disposals	(295,994)	-	-	(295,994)
Depreciation	63,033,428	-	790,449	63,823,877
Balance, March 31, 2022	$146,669,579	$-	$790,449	$147,460,028
Disposals	(6,250,009)	-	-	(6,250,009)
Depreciation	76,738,743	-	2,212,751	78,951,494
Impairment	(48,623,077)	-	-	(48,623,077)
Foreign exchange on translation	(2,300,376)	-	(89,396)	(2,389,766)
Balance, March 31, 2023	$166,234,866	$-	$2,913,804	$169,148,670

Carrying amount
Balance, March 31, 2022	$160,132,563	$662,910	$16,747,271	$177,542,744
Balance, March 31, 2023	$62,952,334	$662,910	$23,613,058	$87,228,302